Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill.
Schedule of Intangible and goodwill

					Internally-
Cost	Brand	Customer			developed
in €‘000	name	base	Licenses	Technology	software	Goodwill	Total
Balance as of January 1, 2024	13,028	74,575	1,534,859	111,385	86,525	314,398	2,134,770
Additions	—	—	96,627	1,773	50,008	—	148,408
Additions through business combinations (Note 3)	4,810	3,392	—	231	—	10,388	18,821
Disposals	(70)	(768)	(189,266)	(1,156)	(5)	—	(191,265)
Disposal due to reduction in service potential	—	—	(4,476)	—	—	—	(4,476)
Translation adjustments	233	1,527	928	4,540	380	12,328	19,936
Balance as of December 31, 2024	18,001	78,726	1,438,672	116,773	136,908	337,114	2,126,194
Additions	—	—	353,779	3,796	46,746	—	404,321
Additions through business combinations (Note 3)	—	—	302,357	29	2,796	73,997	379,179
Disposals	—	—	(28,288)	(1,126)	(3,108)	—	(32,522)
Disposal due to reduction in service potential	—	—	(2,848)	—	—	—	(2,848)
Translation adjustments	(378)	(2,589)	(5,537)	(7,925)	(1,088)	(23,171)	(40,688)
Balance as of December 31, 2025	17,623	76,137	2,058,135	111,547	182,254	387,940	2,833,636

Accumulated amortization and impairment
€‘000
Balance as of January 1, 2024	(9,135)	(41,859)	(300,315)	(38,216)	(29,917)	(17,997)	(437,439)
Amortization	(1,258)	(6,079)	(236,557)	(12,348)	(11,923)	—	(268,165)
Impairment (Note 13.1)	—	—	—	(167)	—	—	(167)
Disposals	70	768	189,266	1,156	5	—	191,265
Translation adjustments	(170)	(529)	(248)	(2,832)	(143)	(709)	(4,631)
Balance as of December 31, 2024	(10,493)	(47,699)	(347,854)	(52,407)	(41,978)	(18,706)	(519,137)
Amortization	(1,350)	(5,453)	(272,649)	(12,865)	(27,777)	—	(320,094)
Impairment (Note 13.1)	—	—	—	—	(935)	—	(935)
Disposals	—	—	28,288	1,126	3,108	—	32,522
Translation adjustments	342	1,094	782	3,447	603	1,393	7,661
Balance as of December 31, 2025	(11,501)	(52,058)	(591,433)	(60,699)	(66,979)	(17,313)	(799,983)
Carrying amount
As of January 1, 2024	3,893	32,716	1,234,544	73,169	56,608	296,401	1,697,331
As of December 31, 2024	7,508	31,027	1,090,818	64,366	94,930	318,408	1,607,057
As of December 31, 2025	6,122	24,079	1,466,702	50,848	115,275	370,627	2,033,653

Schedule of company's internally developed software cost

	Years Ended December 31,
in €‘000	2025	2024	2023
Personnel expenses	29,551	28,392	21,773
Purchased services	17,195	21,616	6,528
Internally-developed software cost capitalized	46,746	50,008	28,301

Schedule of remaining useful life of these licenses

Remaining Useful Life
Sport Rights License	(years)
Major League Baseball	7.0
Deutsche Fußball Liga	6.5
National Basketball Association	5.8
National Hockey League	4.5
UTR Sports	4.0
Association of Tennis Professionals	4.0

Schedule of carrying amount of goodwill to the respective CGUs and the key assumptions used in estimation of the recoverable amount

The key assumptions used in the estimation of the recoverable amount during the years ended December 31, 2025 and 2024 were as follows:

Key assumptions used:	2025	2024
Terminal value growth rate	2.0%	2.0%
Budgeted adjusted EBITDA margin	30.4%	26.2%
Discount rate —WACC (before taxes)	11.3%	14.7%